Note 11 - Flow-through Premium Liability (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure Flow-through Premium liability [text block]
	Shares issued	Flow-through share price	Premium per flow through share price	Flow-through premium liability
		$	$	$
February 2023 Financing	969,450	17.67	3.08	2,986

Disclosure of Flow-through Activity [text block]
	Flow-through funding and expenditures	Flow-through premium liability
	$	$
Balance at January 1, 2023	-	-
Flow-through funds raised	17,133	2,986
Flow-through eligible expenditures	(5,835)	(1,017)

Balance at December 31, 2023	11,298	1,969

Flow-through eligible expenditures	(11,298)	(1,969)

Balance at December 31, 2024	-	-